Reorganization Items (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Reorganizations [Abstract]
Debtor Reorganization Items, Legal and Advisory Professional Fees	$ 3	$ 78	$ 2	$ 8
DIP financing fees included in net income	0	19		0
BCA Commitment Premium	0	30		0
Net Gain on Reorganization Adjustments	0	(1,722)		0
Net Gain on Fresh Start Adjustments	0	(377)		0
Reorganization Items	$ (3)	$ (1,972)	$ 2	$ 8